BORROWINGS (Long-term) (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Long-term bank borrowings	¥ 2,141,402,299		¥ 537,654,759
Less: Current portion	(186,571,525)		(157,865,822)
Total long-term borrowings	¥ 1,954,830,774	$ 284,318,344	¥ 379,788,937